Note 8 - Intangible Assets	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note 8 — Intangible Assets

GTI License Agreement

In November 2009, we entered into an Amended and Restated License Agreement, or the GTI Agreement, with GTI, replacing the Amended and Restated License Agreement between us and GTI dated August 31, 2006, as amended. Under the GTI Agreement, we maintain our exclusive worldwide right to license the U-GAS
®
technology for all types of coals and coal/biomass mixtures with coal content exceeding 60%, as well as the non-exclusive right to license the U-GAS
®
technology for 100% biomass and coal/biomass blends exceeding 40% biomass.

In order to sublicense any U-GAS
®
system, we are required to comply with certain requirements set forth in the GTI Agreement. In the preliminary stage of developing a potential sublicense, we are required to provide notice and certain information regarding the potential sublicense to GTI and GTI is required to provide notice of approval or non-approval within ten business days of the date of the notice from us, provided that GTI is required to not unreasonably withhold their approval. If GTI does not respond within that ten business day period, they are deemed to have approved of the sublicense. We are required to provide updates on any potential sublicenses once every three months during the term of the GTI Agreement. We are also restricted from offering a competing gasification technology during the term of the GTI Agreement.

For each U-GAS
®
unit which we license, design, build or operate for ourselves or for a party other than a sub-licensee and which uses coal or a coal and biomass mixture or biomass as the feedstock, we must pay a royalty based upon a calculation using the MMBtu per hour of dry syngas production of a rated design capacity, payable in installments at the beginning and at the completion of the construction of a project, or the Standard Royalty. If we invest, or have the option to invest, in a specified percentage of the equity of a third party, and the royalty payable by such third party for their sublicense exceeds the Standard Royalty, we are required to pay to GTI an agreed percentage split of third party licensing fees, or the Agreed Percentage, of such royalty payable by such third party. However, if the royalty payable by such third party for their sublicense is less than the Standard Royalty, we are required to pay to GTI, in addition to the Agreed Percentage of such royalty payable by such third party, the Agreed Percentage of our dividends and liquidation proceeds from our equity investment in the third party. In addition, if we receive a carried interest in a third party, and the carried interest is less than a specified percentage of the equity of such third party, we are required to pay to GTI, in our sole discretion, either (i) the Standard Royalty or (ii) the Agreed Percentage of the royalty payable to such third party for their sublicense, as well as the Agreed Percentage of the carried interest. We will be required to pay the Standard Royalty to GTI if the percentage of the equity of a third party that we (a) invest in, (b) have an option to invest in, or (c) receive a carried interest in, exceeds the percentage of the third party specified in the preceding sentence.

We are required to make an annual payment to GTI for each year of the term, with such annual payment due by the last day of January of the following year; provided, however, that we are entitled to deduct all royalties paid to GTI in a given year under the GTI Agreement from this amount, and if such royalties exceed the annual payment amount in a given year, we are not required to make the annual payment. We must also provide GTI with a copy of each contract that we enter into relating to a U-GAS
®
system and report to GTI with our progress on development of the technology every six months.

For a period of ten years, we and GTI are restricted from disclosing any confidential information (as defined in the GTI Agreement) to any person other than employees of affiliates or contractors who are required to deal with such information, and such persons will be bound by the confidentiality provisions of the GTI Agreement. We have further indemnified GTI and its affiliates from any liability or loss resulting from unauthorized disclosure or use of any confidential information that we receive.

While the core of our technology is the U-GAS
®
system, we have continued to innovate and modify the process to a point where we maintain certain intellectual property rights over SGT. Since the original licensing in 2004, we have maintained a strong relationship with GTI and continue to benefit from the resources and collaborative work environment that GTI provides us. It is in part for that reason, in May 2016, we exercised the first of our 10-year extensions and now maintain the exclusive license described above through 2026.

The cost and accumulated amortization of intangible assets were as follows (in thousands):

	June 30, 2016			June 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Use rights of U-GAS ®	$1,886	$1,858	$28	$1,886	$1,669	$217
Other intangible assets	939	70	869	775	53	722
Total	$2,825	$1,928	$897	$2,661	$1,722	$939

The use rights of U-GAS
®
have an amortization period of ten years. Amortization expense was approximately $0.2 million for each of the years ended June 30, 2016 and 2015 and is recorded in depreciation and amortization expense. Estimated amortization expense for the remaining fiscal years is expected to be approximately $31,000.